Risk management policy - Loans to customers with allowance for impairment losses based on lifetime ECL modified (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Gross carrying amount of loans to customers that are impaired after modification but not NPL as at 1 January	₸ 80,012	₸ 68,029
Gross carrying amount of modified loans to customers within period	201,556	157,179
Loans to customers transferred to non impaired category (cured loans)	(121,395)	(92,276)
Loans to customers transferred to NPL	(46,539)	(33,178)
Repaid loans to customers	(43,644)	(19,742)
Gross carrying amount of loans to customers that are impaired after modification but not NPL as at 31 December	₸ 69,990	₸ 80,012